Average Annual Total Returns		12 Months Ended	14 Months Ended	22 Months Ended	60 Months Ended	93 Months Ended
		Dec. 31, 2025	Dec. 31, 2025 [5]	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [5]
3EDGE Dynamic Fixed Income ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%
3EDGE Dynamic Fixed Income ETF | 3EDGE Dynamic Fixed Income ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.28%
3EDGE Dynamic Fixed Income ETF | 3EDGE Dynamic Fixed Income ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.77%
3EDGE Dynamic Fixed Income ETF | 3EDGE Dynamic Fixed Income ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.53%
3EDGE Dynamic Hard Assets ETF | S&P 500 Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%
3EDGE Dynamic Hard Assets ETF | 3EDGE Dynamic Hard Assets ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		29.11%
3EDGE Dynamic Hard Assets ETF | 3EDGE Dynamic Hard Assets ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	28.50%
3EDGE Dynamic Hard Assets ETF | 3EDGE Dynamic Hard Assets ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.23%
3EDGE Dynamic International Equity ETF | MSCI ACWI Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.87%
3EDGE Dynamic International Equity ETF | 3EDGE Dynamic International Equity ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		26.56%
3EDGE Dynamic International Equity ETF | 3EDGE Dynamic International Equity ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]	25.52%
3EDGE Dynamic International Equity ETF | 3EDGE Dynamic International Equity ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	15.70%
3EDGE Dynamic US Equity ETF | S&P 500 Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%
3EDGE Dynamic US Equity ETF | 3EDGE Dynamic US Equity ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.69%
3EDGE Dynamic US Equity ETF | 3EDGE Dynamic US Equity ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]	14.39%
3EDGE Dynamic US Equity ETF | 3EDGE Dynamic US Equity ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]	8.69%
Cullen Enhanced Equity Income ETF | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%		19.02%
Cullen Enhanced Equity Income ETF | CBOE S&P 500 Buy/Write Index (USD) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.91%		13.60%
Cullen Enhanced Equity Income ETF | Cullen Enhanced Equity Income ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.70%		7.51%
Cullen Enhanced Equity Income ETF | Cullen Enhanced Equity Income ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.28%		5.61%
Cullen Enhanced Equity Income ETF | Cullen Enhanced Equity Income ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.75%		5.12%
Vontobel U.S. Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.43%			13.92%	14.50%
Vontobel U.S. Equity Fund | A Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.95%	7.97%
Vontobel U.S. Equity Fund | Y Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.98%			9.92%	12.56%
Vontobel U.S. Equity Fund | Y Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(9.88%)			4.13%	8.54%
Vontobel U.S. Equity Fund | Y Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		22.42%			7.60%	10.09%

[1]	After tax figures are based on estimated amounts for the periods ended December 31, 2025.
[2]	After tax figures are based on estimated amounts for the periods ended December 31, 2025.
[3]	After tax figures are based on estimated amounts for the periods ended December 31, 2025.
[4]	After tax figures are based on estimated amounts for the periods ended December 31, 2025.
[5]	Y Shares of the Fund were offered beginning March 27, 2018. Class A Shares of the Fund were offered beginning October 21, 2024. Index comparison begins March 27, 2018.